Investments -Schedule of Fair Value of Contingent Consideration (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Jul. 20, 2023	Apr. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total current asset	R$ 11,869			R$ 13,465
TOTAL CURRENT	13,093			11,203
Cash and cash equivalents	1,537			1,441
Non current	17,251			20,684
Non current	43,131			40,206
Fixed assets	3,256			2,410
Intangible assets	R$ 15,249			R$ 14,621	R$ 12,953	R$ 11,810
At fair value [member]
IfrsStatementLineItems [Line Items]
Total current asset		R$ 3
Other current assets		3
Non current		2	R$ 5
Non current		42	26
Other non current liabilities		2	5
Fixed assets		34	19
Rights of use - leases		1	5
Intangible asset Right of commercial operation		7
Intangible assets			2
Total fair value, net		R$ 41	R$ 21